Credit Facilities - Bank Debt (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Bank Debt Facilities
Gross bank debt outstanding		$ 0	$ 195,000
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Long-term portion			195,000
Gross bank debt outstanding	[1]		$ 195,000

[1]	Other includes capital assets, cobalt inventory, charitable donation carryforward and PSU and pension liabilities.